Restructuring Costs (Tables)	12 Months Ended
Jan. 31, 2017
Restructuring And Related Activities [Abstract]
Schedule of Carrying Amount of Accrual for Restructuring Plans

The following table summarizes the carrying amount of the accrual for the restructuring plans discussed above:

	Severance
	and other
	personnel-	Write-down
	related	of	Asset
(in thousands)	costs	inventory	write-down	Other	Total

FY2015 Restructuring Plan	$1,386	$—	$—	$1,258	$2,644
Cash expenditures	(889)	—	—	(776)	(1,665)
Balance at January 31, 2015	$497	$—	$—	$482	$979

Restructuring Costs
FY2016 Restructuring Plan	$3,657	$—	$3,870	$113	$7,640
FY2015 Restructuring Plan	(30)	—	—	1,579	1,549
Total Restructuring Costs	$3,627	$—	$3,870	$1,692	$9,189
Write-down of inventory	—	7,905	—	—	7,905
Cash expenditures	(3,057)	—	—	(496)	(3,553)
Non-cash expense	—	(7,905)	(3,870)	(1,245)	(13,020)
Adjustment to liability	87	—	—	(377)	(290)
Balance at January 31, 2016	$1,154	$—	$—	$56	$1,210

Restructuring Costs
Water Resources Business Performance Initiative	$459	$—	$—	$2,745	$3,204
FY2016 Restructuring Plan	400	—	12,878	442	13,720
Total Restructuring Costs	$859	$—	$12,878	$3,187	$16,924
Cash expenditures	(1,354)	—	—	(3,105)	(4,459)
Non-cash expense(1)	—	—	(12,878)	—	(12,878)
Adjustment to liability	10	—	—	32	42
Balance at January 31, 2017	$669	$—	$—	$170	$839

(1)

For the fiscal year ended January 31, 2017, we recognized an impairment of assets held for sale in Australia and Africa. In calculating the impairment, the carrying amount of the assets included the cumulative currency translation adjustment of $12.4 million associated with the closure of our Australian and African entities.